Related Parties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits	$ 4,295	$ 6,202
Share-based compensation	4,080	9,188
Termination payments	0	2,208
Total compensation for key management personnel	$ 8,375	$ 17,598